Disposal of Subsidiary	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Future NRG Sdn. Bhd. [Member]
SubsidiaryLineItems [Line Items]
Disposal of Subsidiary

11. DISPOSAL OF EQUITY INTEREST IN SUBSIDIARY

On December 22, 2025, the Company entered into a Share Sale Agreement (“SSA”) with Fitters Diversified Berhad to dispose of its entire 100% equity interest in SOH for a cash consideration of RM10,500,000 (approximately USD2.59 million). The disposal was completed in January 2026, upon which the Company recognized its investment in SOH and recognized a loss on disposal of USD 1,904,424 (translated historically recorded as USD 1,919,251 inQ1 2026).

On January 8, 2026, SOH allotted 46,700,000 new ordinary shares at RM 1.00 per share to Fitters Diversified Berhad for total consideration of RM 46,700,000, injected directly into SOH. As a result, the Company’s equity interest in SOH was diluted from 100% to 18.36%. The Company ceased to hold a controlling financial interest effective that date and derecognized SOH’s net assets from its balance sheet. The resultant loss on disposal of equity interest of USD 1,904,424 (translated historically recorded as USD 1,919,251 inQ1 2026) is included within operating expenses in the Statement of Operations.

On January 23, 2026, the Company completed the disposal of its remaining 18.36% equity interest (comprising 10,500,000 shares) in SOH to Fitters for RM 10,500,000 (approximately USD 2.59 million), applied as an offset against the outstanding intercompany payable. Following this disposal, the Company held no equity interest in SOH.

On March 16, 2026, Fitters Diversified Berhad issued Credit Note to unconditionally waiving all the remaining intercompany payable balance of RM 7,855,337 (USD 1,926,508, translated historically recorded as USD 1,941,507). This constitutes a forgiveness of debt recognized as a gain on waiver of debt in 2026. This is a non-cash transaction.

Assets and Liabilities of the Disposal

(USD)
Cash and cash equivalents	3,135,050
Trade and other receivables, net	795,614
Inventories	1,039,416
Income taxes receivable	(442)
Property and equipment, net	16,437,583
Total assets held for sale	21,407,221
Trade and other payables	2,819,424
Banker’s acceptance — short term	1,216,780
Hire purchase obligations	111,338
Amount due to ultimate holding company	12,793,920
Total liabilities held for sale	16,941,462
Net assets of the disposal	4,465,759

4.	DISPOSAL OF SUBSIDIARY

The Company holds a 100% equity interest in its subsidiary, Solid Orient Holdings Sdn. Bhd. (“SOH”) (2024: 100%), a private limited company incorporated and domiciled in Malaysia. The principal activity of SOH is the operation of a palm oil mill.

On December 22, 2025, the Company entered into the SSA with the ultimate holding company to dispose of the wholly-owned subsidiary, Solid Orient Holdings Sdn. Bhd. for RM 10,500,000 (USD 2,585,620). As at the reporting date, the disposal had not been completed. On January 23, 2026, the Company completed the disposal of its entire equity interest in Solid Orient Holdings Sdn. Bhd... The resulting gain or loss on disposal will be recognized in the Company’s financial statements for the year ending December 31, 2026. As of December 31, 2025, the subsidiary meets all the criteria to be classified as Held for Sale.

Assets and Liabilities of the Disposal

	Note	2025	2024
		(USD)	(USD)
Assets:
Cash and cash equivalents		3,135,050	1,701,167
Trade and other receivables, net		795,614	579,260
Inventories		1,039,416	609,332
Income taxes receivable		(442)	13,880
Property and equipment, net		16,437,583	15,832,453
Total assets held for sale		21,407,221	18,736,092

Liabilities:
Trade and other payables		2,819,424	1,941,697
Banker’s acceptance — short term		1,216,780	2,039,890
Hire purchase obligations		111,338	227,849
Amount due to ultimate holding company		12,793,920	14,245,034
Total liabilities held for sale		16,941,462	18,454,470

Net assets of the Disposal		4,465,759	281,622

Results of the Disposal

	Note	2025	2024
		(USD)	(USD)
Revenue		66,623,781	54,777,343
Cost of revenues		(62,151,255)	(52,197,437)
Gross profit		4,472,526	2,579,906
Operating expenses		(1,903,911)	(1,656,639)
Income before income taxes		2,568,615	923,267
Income tax expense		(11,065)	(2,148)
Net income from discontinued operations		2,557,550	921,119

Discontinued operations include administrative charges billed by Fitters Diversified Berhad to SOH of USD 51,220 (FY2024: USD 16,801). These are transactions between Fitters and SOH, outside the Group’s consolidation perimeter, and are not eliminated.